UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

2041 W. 141st Terrace

Suite 119

Leawood, KS 66224

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/12

Item 1. Schedule of Investments.

LS Opportunity Fund

Schedule of Investments

August 31, 2012

(Unaudited)

	Shares	Fair Value
Common Stocks—Long—Domestic—81.33%

Consumer Discretionary—21.88%
Amazon.com, Inc. (a) (b)	3,156	$783,414
American Greetings Corp.—Class A	5,990	86,196
Charter Communications, Inc.—Class A (a) (b)	20,562	1,599,724
Foot Locker, Inc. (b)	19,907	688,185
Liberty Global, Inc.—Class A (a) (b)	20,920	1,156,248
Liberty Interactive Corp.—Class A (a) (b)	43,714	797,343
Liberty Media Corp.—Liberty Capital—Class A (a) (b)	43,584	4,544,940
Liberty Ventures—Series A (a) (b)	6,059	278,653
Madison Square Garden Co. / The—Class A (a)	1,991	84,040
Pandora Media, Inc. (a)	19,864	238,169
Sirius XM Radio, Inc. (a)	161,122	407,639
Vail Resorts, Inc.	1,195	61,602

		10,726,153

Consumer Staples—3.25%
Constellation Brands, Inc.—Class A (a) (b)	48,370	1,593,308

Energy—9.40%
Anadarko Petroleum Corp. (b)	11,878	822,789
Occidental Petroleum Corp. (b)	12,346	1,049,534
Phillips 66	21,348	896,616
Schlumberger Limited (b)	14,110	1,021,282
Valero Energy Corp.	26,193	818,793

		4,609,014

Financials—10.81%
American International Group, Inc. (a) (b)	30,149	1,035,015
Capital One Financial Corp. (b)	22,272	1,259,036
Citigroup, Inc.	26,220	778,996
Ocwen Financial Corp. (a) (b)	86,430	2,223,844

		5,296,891

Health Care—13.09%
ABIOMED, Inc. (a)	1,139	25,434
Biogen Idec, Inc. (a)	9,693	1,420,897
Brookdale Senior Living, Inc. (a)	15,969	347,006
Conceptus, Inc. (a)	15,697	298,400
DaVita, Inc. (a) (b)	24,277	2,361,424
Express Scripts Holding Company (a)	14,060	880,437
Medivation, Inc. (a)	2,075	217,585
Onyx Pharmaceuticals, Inc. (a)	3,983	286,457
Theravance, Inc. (a) (b)	19,166	511,157
Threshold Pharmaceuticals, Inc. (a)	7,546	66,480

		6,415,277

Industrials—6.94%
DigitalGlobe, Inc. (a)	20,007	415,545
Eaton Corp.	12,741	569,778
Iron Mountain, Inc.	33,120	1,086,336
Spirit AeroSystems Holdings, Inc.—Class A (a) (b)	31,042	771,704
Verisk Analytics, Inc.—Class A (a)	11,573	561,522

		3,404,885

Information Technology—7.32%
Apple, Inc.	1,355	901,400
Audience, Inc. (a)	8,502	153,631
E2open, Inc.—(a)	12,090	154,268
LinkedIn Corp.—Class A (a)	6,019	645,839
NetApp, Inc. (a)	12,005	414,413
QUALCOMM, Inc. (b)	21,430	1,317,088

		3,586,639

Materials—6.57%
Cytec Industries, Inc.	8,149	557,962
Molycorp, Inc. (a)	25,434	292,745
Monsanto Company (b)	14,251	1,241,405
Mosaic Company / The (b)	14,179	821,106
Tronox Limited—Class A	11,976	308,861

		3,222,079

Utilities—2.07%
ITC Holdings Corp.	14,108	1,015,494

TOTAL COMMON STOCKS—LONG—DOMESTIC (Cost $34,247,351)		39,869,740

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Investments—continued

August 31, 2012

(Unaudited)

	Shares	Fair Value
Common Stocks—Long—International—3.46%

Consumer Discretionary—0.80%
Imax Corp. (a)	19,356	$391,185

Financials—0.16%
Home Loan Servicing Solutions Ltd.	5,013	78,453

Health Care—1.18%
Elan Corp. plc (a) (c)	50,857	577,736

Information Technology—1.32%
Seagate Technology PLC	20,179	645,930

TOTAL COMMON STOCKS—LONG—INTERNATIONAL (Cost $1,717,669)		1,693,304

TOTAL COMMON STOCKS—LONG—DOMESTIC & INTERNATIONAL (Cost $35,965,020)		41,563,044

Master Limited Partnerships—1.49%
Williams Partners, LP (b)	14,183	731,559

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $661,673)		731,559

Investment Companies—3.63%
SPDR Gold Trust (a) (b)	10,827	1,778,010

TOTAL INVESTMENT COMPANIES (Cost $1,667,640)		1,778,010

Rights—0.02%
Liberty Ventures (a)	729	9,486

TOTAL RIGHTS (Cost $0)		9,486

TOTAL INVESTMENTS —LONG—(Cost $38,294,333)—89.93%		44,082,099

TOTAL INVESTMENTS—SHORT (Proceeds Received $17,967,424)—(37.58%)		(18,420,100)

Cash & other assets less liabilities—47.65%		23,357,268

TOTAL NET ASSETS—100%		$49,019,267

(a)	Non-income producing
(b)	All or a portion of this security is held for collateral for securities sold short. The total fair value of this collateral on August 31, 2012 is $24,611,965.
(c)	American Depositary Receipt

Tax Related
Unrealized appreciation	5,470,832
Unrealized depreciation	(162,494)

Net unrealized appreciation (depreciation)	5,308,338

Aggregate cost of securities for income tax purposes	20,806,338

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Securities Sold Short

August 31, 2012

(Unaudited)

	Shares	Fair Value
Securities Sold Short—Domestic—(20.08%)

Consumer Discretionary—(5.24%)
Caesars Entertainment Corp.	(1,316)	$(9,449)
Dunkin' Brands Group, Inc.	(7,820)	(227,797)
Family Dollar Stores, Inc.	(11,701)	(744,652)
Hibbett Sports, Inc.	(4,042)	(234,598)
LIFE TIME FITNESS, Inc.	(6,730)	(319,540)
McDonald's Corp.	(6,736)	(602,805)
Staples, Inc.	(11,665)	(127,382)
Strayer Education, Inc.	(4,670)	(302,523)

		(2,568,746)

Consumer Staples—(0.84%)
Mead Johnson Nutrition Co.	(2,087)	(153,040)
Procter & Gamble Co. / The	(3,857)	(259,152)

		(412,192)

Energy—(1.18%)
Devon Energy Corp.	(4,974)	(287,646)
Murphy Oil Corp.	(5,650)	(290,014)

		(577,660)

Financials—(0.76%)
Goldman Sachs Group, Inc. / The	(3,518)	(371,923)

Health Care—(2.04%)
C.R. Bard, Inc.	(8,349)	(819,120)
HMS Holdings Corp.	(3,292)	(113,442)
Hospira, Inc.	(1,997)	(67,059)

		(999,621)

Industrials—(5.33%)
Acco Brands Corp.	(19,923)	(131,293)
Clean Harbors, Inc.	(3,328)	(181,010)
Emerson Electric Co.	(5,262)	(266,889)
FTI Consulting, Inc.	(3,016)	(78,446)
General Dynamics Corp.	(5,976)	(391,488)
Robert Half International, Inc.	(8,224)	(216,291)
Rockwell Collins, Inc.	(8,023)	(392,084)
United Stationers, Inc.	(7,469)	(180,675)
United Technologies Corp.	(6,607)	(527,569)
Waste Management, Inc.	(7,178)	(248,215)

		(2,613,960)

Information Technology—(2.46%)
Facebook, Inc.—Class A	(23,212)	(419,673)
Hewlett-Packard Company	(13,169)	(222,293)
Jive Software, Inc.	(16,633)	(250,992)
Lexmark International, Inc.—Class A	(10,352)	(224,742)
Liquidity Services, Inc.	(1,735)	(90,897)

		(1,208,597)

Materials—(1.92%)
Cliffs Natural Resources, Inc.	(14,849)	(532,188)
Commercial Metals Company	(6,532)	(83,218)
Kronos Worldwide, Inc.	(5,371)	(91,146)
MeadWestvaco Corp.	(8,097)	(232,870)

		(939,422)

Telecommunication Services (0.31%)
Frontier Communications Corp.	(33,111)	(152,973)

TOTAL SECURITIES SOLD SHORT—DOMESTIC (Proceeds Received $10,515,457)		(9,845,094)

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Securities Sold Short—continued

August 31, 2012

(Unaudited)

	Shares	Fair Value
Securities Sold Short—International—(4.45%)

Consumer Discretionary—(0.69%)
Tim Hortons, Inc.	(6,648)	$(336,056)

Financials—(0.28%)
Deutsche Bank AG	(3,832)	(135,806)

Health Care (0.46%)
Jazz Pharmaceuticals Plc.	(4,992)	(227,186)

Information Technology—(1.86%)
Accenture PLC—Class A	(8,367)	(515,407)
CANON, INC. (a)	(11,857)	(394,719)

		(910,126)

Materials—(1.16%)
Lynas Corp. Limited	(3,739)	(2,473)
Potash Corp. of Saskatchewan, Inc.	(8,225)	(337,801)
Rio Tinto PLC (a)	(5,218)	(228,705)

		(568,979)

TOTAL SECURITIES SOLD SHORT—INTERNATIONAL (Proceeds Received $1,677,127)		(2,178,153)

TOTAL SECURITIES SOLD SHORT—DOMESTIC & INTERNATIONAL (Proceeds Received $12,192,584)		(12,023,247)

Investment Companies—(13.05%)
Powershares QQQ Trust, Series 1	(17,589)	(1,198,866)
SPDR Dow Jones Industrial Average ETF Trust	(16,939)	(2,216,976)
SPDR S&P 500 ETF Trust	(21,106)	(2,981,011)

TOTAL INVESTMENT COMPANIES (Proceeds Received—$5,774,840)		(6,396,853)

TOTAL SECURITIES SOLD SHORT—DOMESTIC, INTERNATIONAL, & INVESTMENT COMPANIES (PROCEEDS RECEIVED $17,967,424)—(37.58%)		$(18,420,100)

(a)	American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Related Notes to the Schedule of Investments

August 31, 2012

(Unaudited)

Security Transactions and Related Income—The Fund follows industry practice and records security transactions on the trade date. The Last In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions from Limited Partnerships are recognized on the ex-date. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short Sales—The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short are not covered under the Advisor’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The amount of restricted cash for the Fund was $18,417,900 as of August 31, 2012.

Foreign Currency Translations—Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by a fund entering into offsetting commitments. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

LS Opportunity Fund

Related Notes to the Schedule of Investments—continued

August 31, 2012

(Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, master limited partnerships, investment companies, and rights are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Fixed income securities that are valued using market quotations in an active market will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

LS Opportunity Fund

Related Notes to the Schedule of Investments—continued

August 31, 2012

(Unaudited)

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$41,563,044	$—	$—	$41,563,044
Master Limited Partnerships	731,559	—	—	731,559
Investment Companies	1,778,010	—	—	1,778,010
Rights	—	9,486	—	9,486
Total	$44,072,613	$9,486	$—	$44,082,099

*	Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$(12,023,247)	$—	$—	$(12,023,247)
Investment Companies	(6,396,853)	—	—	(6,396,853)
Total	$(18,420,100)	$—	$—	$(18,420,100)

*	Refer to the Schedule of Securities Sold Short for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all levels as of August 31, 2012.

Longview Global Allocation Fund

Schedule of Investments

August 31, 2012

(Unaudited)

	Shares	Fair Value
Exchange-Traded Funds—72.78%
Consumer Staples Select Sector SPDR Fund	89,127	$3,160,443
Energy Select Sector SPDR Fund	44,230	3,163,330
Health Care Select Sector SPDR Fund	82,234	3,193,968
iShares Gold Trust (a)	20,000	329,600
iShares MSCI Canada Index Fund	38,710	1,064,525
iShares MSCI Mexico Investable Market Index Fund	16,803	1,031,368
iShares Silver Trust (a)	10,000	307,900
PowerShares DB Commodity Index Tracking Fund (a)	32,803	944,398
PowerShares DWA Emerging Markets Technical Leaders Portfolio	62,142	1,045,850
PowerShares International Dividend Achievers Portfolio	70,378	1,050,040
PowerShares QQQ Trust, Series 1	31,510	2,147,722
PowerShares S&P Emerging Markets Low Volatility Portfolio	39,061	1,050,741
PowerShares S&P International Developed Low Volatility Portfolio	38,410	1,070,103
PowerShares S&P 500 High Beta Portfolio	154,076	3,073,816

TOTAL EXCHANGE-TRADED FUNDS (Cost $22,615,969)		22,633,804

Exchange-Traded Notes—8.20% iPath S&P 500 VIX Short-Term Futures ETN (a)	84,635	974,149
VelocityShares Daily Inverse VIX Short-Term ETN (a)	113,368	1,574,681

TOTAL EXCHANGE-TRADED NOTES (Cost $2,493,223)		2,548,830

Money Market Securities—21.21%
Fidelity Institutional Money Market Portfolio—Institutional Shares, 0.20% (b)	6,596,461	6,596,461

TOTAL MONEY MARKET SECURITIES (Cost $6,596,461)		6,596,461

TOTAL INVESTMENTS (Cost $31,705,653)—102.19%		$31,779,095

Liabilities in excess of other assets—(2.19)%		(680,964)

TOTAL NET ASSETS—100.00%		$31,098,131

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the yield at August 31, 2012.

Tax Related
Unrealized appreciation		522,938
Unrealized depreciation		(1,324,639)

Net unrealized depreciation		(801,701)

Aggregate cost of securities for income tax purposes		32,580,796

See accompanying notes which are an integral part of this schedule of investments.

Longview Global Allocation Fund

Related Notes to the Schedule of Investments

August 31, 2012

(Unaudited)

Security Transactions and Related Income—The Longview Global Allocation Fund (the “Fund”) follows industry practice and records security transactions on the trade date. The first in, first out (“FIFO”) method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted or using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investment. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchanged-traded funds and exchange-traded notes, are generally valued by using market quotations, but may be valued on the basis of the prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustee (the “Board”). These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Longview Global Allocation Fund

Related Notes to the Schedule of Investments

August 31, 2012

(Unaudited)

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange - Traded Funds	$22,633,804	$—	$—	$22,633,804
Exchange - Traded Notes	2,548,830	—	—	2,548,830
Money Market Securities	6,596,461	—	—	6,596,461
Total	$31,779,095	$—	$—	$31,779,095

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels for the period ended August 31, 2012.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments (Unaudited)

August 31, 2012

Shares		Value
Common Stocks—96.5%

Consumer Discretionary—10.4%
1,188	Abercrombie & Fitch Co., Class A	$42,773
342	Amazon.com, Inc.*	84,804
1,352	Apollo Group, Inc., Class A*	36,307
2,025	AutoNation, Inc.*	81,409
104	AutoZone, Inc.*	37,656
1,249	Bed Bath & Beyond, Inc.*	83,906
1,944	Best Buy Co., Inc.	34,487
924	Big Lots, Inc.*	28,118
2,390	Cablevision Systems Corp.	35,726
1,320	CarMax, Inc.*	40,393
1,113	Carnival Corp.	38,601
1,063	CBS Corp., Class B	38,624
270	Chipotle Mexican Grill, Inc.*	77,846
684	Coach, Inc.	39,788
2,297	Comcast Corp., Class A	77,019
2,051	D.R. Horton, Inc.	38,957
714	Darden Restaurants, Inc.	37,081
4,050	DeVry, Inc.	78,203
764	DIRECTV, Class A*	39,791
1,459	Discovery Communications, Inc., Class A*	79,994
1,583	Dollar Tree, Inc*	76,275
1,359	Expedia, Inc.	69,816
579	Family Dollar Stores, Inc.	36,824
4,025	Ford Motor Co.	37,593
2,279	GameStop Corp., Class A	43,478
2,547	Gannett Co., Inc.	38,863
2,289	Gap, Inc./The	81,984
597	Genuine Parts Co.	37,699
3,294	Goodyear Tire & Rubber Co./The*	40,189
2,356	H & R Block, Inc.	39,022
916	Harley-Davidson, Inc.	38,419
1,762	Harman International Industries, Inc.	81,117
2,111	Hasbro, Inc.	79,199
1,487	Home Depot, Inc./The	84,362
3,410	International Game Technology	41,908
3,614	Interpublic Group of Cos., Inc./The	38,457
1,764	JC Penney Co., Inc.	46,001
1,478	Johnson Controls, Inc.	40,218
1,550	Kohl’s Corp.	80,911
1,655	Leggett & Platt, Inc.	39,289
1,223	Lennar Corp., Class A	39,672
1,816	Limited Brands, Inc.	88,259
1,437	Lowe’s Companies, Inc.	40,940
1,002	Macy’s, Inc.	40,373
2,127	Marriott International, Inc., Class A	80,156
1,081	Mattel, Inc.	37,969
437	McDonald’s Corp.	39,101
777	McGraw-Hill Cos., Inc./The	39,779
1,123	Meredith Corp.	36,566
1,327	Netflix, Inc.*	79,237
2,217	Newell Rubbermaid, Inc.	39,759
1,627	News Corp., Class A	38,047
403	NIKE, Inc., Class B	39,266
695	Nordstrom, Inc.	40,168
744	Omnicom Group, Inc.	38,238
932	O’Reilly Automotive, Inc.*	79,133
140	Priceline.com, Inc.*	84,839
3,026	Pulte Group, Inc.*	41,392
257	Ralph Lauren Corp.	40,841
1,172	Ross Stores, Inc.	81,071

1,303	Scripps Networks Interactive, Inc., Class A	76,996
748	Sears Holdings Corp.*	39,459
5,922	Staples, Inc.	64,665
846	Starbucks Corp.	41,987
688	Starwood Hotels & Resorts Worldwide, Inc.	37,932
610	Target Corp.	39,065
1,352	Tiffany & Co.	83,751
880	Time Warner Cable, Inc., Class A	78,165
892	Time Warner, Inc.	37,079
852	TJX Cos., Inc./The	39,012
1,055	TripAdvisor, Inc.*	35,287
1,234	Urban Outfitters, Inc.*	46,338
257	VF Corp.	39,299
767	Viacom, Inc., Class B	38,377
760	Walt Disney Co./The	37,607
110	Washington Post Co./The, Class B	38,636
1,097	Whirlpool Corp.	82,806
749	Wyndham Worldwide Corp.	39,044
787	Wynn Resorts Ltd.	81,164
575	Yum! Brands, Inc.	36,662

		4,181,244

Consumer Staples—11.2%
3,972	Altria Group, Inc.	134,902
2,782	Archer-Daniels-Midland Co.	74,431
4,466	Avon Products, Inc.	69,000
1,211	Beam, Inc.	70,652
1,206	Brown-Forman Corp., Class B	77,285
4,072	Campbell Soup Co.	143,093
1,033	Clorox Co./The	75,142
1,845	Coca-Cola Co./The	69,003
2,460	Coca-Cola Enterprises, Inc.	72,629
1,323	Colgate-Palmolive Co.	140,657
2,987	ConAgra Foods, Inc.	75,010
4,690	Constellation Brands, Inc., Class A *	154,473
1,464	Costco Wholesale Corp.	143,285
3,134	CVS Caremark Corp.	142,756
4,545	DE Master Blenders 1753 NV *	53,647
4,369	Dean Foods Co. *	71,734
1,618	Dr. Pepper Snapple Group, Inc.	72,504
2,534	Estee Lauder Cos., Inc./The, Class A	151,937
1,893	General Mills, Inc.	74,458
1,323	H.J. Heinz Co.	73,742
1,222	Hershey Co./The	87,761
2,744	Hillshire Brands Co.	71,538
4,924	Hormel Foods Corp.	141,408
951	JM Smucker Co./The	80,823
2,741	Kellogg Co.	138,821
880	Kimberly-Clark Corp.	73,592
3,404	Kraft Foods, Inc., Class A	141,360
3,246	Kroger Co./The	72,321
592	Lorillard, Inc.	74,286
1,220	McCormick & Co., Inc.	74,965
1,915	Mead Johnson Nutrition Co.	140,395
3,189	Molson Coors Brewing Co., Class B	142,023
1,011	PepsiCo, Inc.	73,240
1,515	Philip Morris International, Inc.	135,311
3,110	Procter & Gamble Co.	208,989
1,605	Reynolds American, Inc.	73,991
8,744	Safeway, Inc.	136,848
31,428	SUPERVALU, Inc.	74,798
4,678	Sysco Corp.	141,746
4,612	Tyson Foods, Inc., Class A	72,230
3,897	Walgreen Co.	139,366
1,905	Wal-Mart Stores, Inc.	138,275
1,503	Whole Foods Market, Inc.	145,374

		4,519,801

See accompanying notes which are an integral part of these schedule of investments.

Energy—10.5%
20,465	Alpha Natural Resources, Inc.*	121,563
1,060	Anadarko Petroleum Corp.	73,443
1,663	Apache Corp.	142,636
1,534	Baker Hughes, Inc.	69,952
1,721	Cabot Oil & Gas Corp.	71,256
1,432	Cameron International Corp.*	78,336
3,718	Chesapeake Energy Corp.	71,953
1,299	Chevron Corp.	145,709
2,559	ConocoPhillips	145,346
2,277	Consol Energy, Inc.	68,763
4,714	Denbury Resources, Inc.*	73,027
1,230	Devon Energy Corp.	71,149
2,167	Diamond Offshore Drilling, Inc.	145,213
680	EOG Resources, Inc.	73,680
1,306	EQT Corp.	70,465
1,675	Exxon Mobil Corp.	146,211
1,558	FMC Technologies, Inc.*	72,992
4,228	Halliburton Co.	138,496
3,029	Helmerich & Payne, Inc.	138,241
1,510	Hess Corp.	76,288
2,074	Kinder Morgan, Inc.	74,196
5,333	Marathon Oil Corp.	148,369
2,994	Marathon Petroleum Corp.	154,936
1,353	Murphy Oil Corp.	69,447
4,713	Nabors Industries Ltd.*	69,618
1,935	National Oilwell Varco, Inc.	152,486
2,344	Newfield Exploration Co.*	76,488
1,980	Noble Corp.*	75,528
835	Noble Energy, Inc.	73,380
1,636	Occidental Petroleum Corp.	139,060
3,334	Peabody Energy Corp.	72,117
755	Pioneer Natural Resources Co.	73,510
2,643	QEP Resources, Inc.	75,832
1,127	Range Resources Corp.	73,454
2,097	Rowan Cos. PLC*	73,778
1,009	Schlumberger Ltd.	73,021
2,281	Southwestern Energy Co.*	71,021
5,057	Spectra Energy Corp.	142,916
1,576	Sunoco, Inc.	74,385
3,915	Tesoro Corp.	155,564
5,154	Valero Energy Corp.	161,105
2,370	Williams Cos., Inc./The	76,469
4,816	WPX Energy, Inc.*	75,133

		4,226,532

Financials—8.8%
565	ACE Ltd.	41,649
895	Aflac, Inc.	41,310
1,072	Allstate Corp./The	39,955
1,452	American Express Co.	84,675
1,258	American International Group, Inc.*	43,170
756	Ameriprise Financial, Inc.	41,500
1,573	Aon PLC	81,725
1,120	Assurant, Inc.	39,496
5,296	Bank of America Corp.	42,315
1,829	Bank of New York Mellon Corp./The	41,229
1,288	BB&T Corp.	40,632
482	Berkshire Hathaway, Inc., Class B*	40,645
466	BlackRock, Inc.	82,182
724	Capital One Financial Corp.	40,927
2,289	CBRE Group, Inc.*	39,627
3,157	Charles Schwab Corp./The	42,593
563	Chubb Corp./The	41,612
1,069	Cincinnati Financial Corp.	41,336
1,422	Citigroup, Inc.	42,244
1,518	CME Group, Inc.	83,313
1,336	Comerica, Inc.	41,025
1,106	Discover Financial Services	42,853
4,791	E*Trade Financial Corp.*	41,060

2,017	Federated Investors, Inc., Class B	42,797
5,694	Fifth Third Bancorp	86,210
4,861	First Horizon National Corp.	43,553
352	Franklin Resources, Inc.	41,355
8,554	Genworth Financial, Inc., Class A*	45,250
787	Goldman Sachs Group, Inc./The	83,172
2,348	Hartford Financial Services Group, Inc./The	42,098
12,368	Hudson City Bancorp, Inc.	88,927
612	IntercontinentalExchange, Inc.*	83,674
3,433	Invesco Ltd.	81,286
2,199	JPMorgan Chase & Co.	81,653
9,785	KeyCorp	82,489
3,185	Legg Mason, Inc.	78,299
1,822	Leucadia National Corp.	38,948
1,747	Lincoln National Corp.	40,557
1,008	Loews Corp.	40,970
472	M&T Bank Corp.	40,976
2,396	Marsh & McLennan Cos., Inc.	81,868
1,175	MetLife, Inc.	40,101
2,068	Moody’s Corp.	81,898
2,804	Morgan Stanley	42,066
3,467	NASDAQ OMX Group, Inc./The	79,298
1,753	Northern Trust Corp.	81,387
3,243	NYSE Euronext	81,234
6,816	People’s United Financial, Inc.	81,592
671	PNC Financial Services Group, Inc.	41,737
1,554	Principal Financial Group, Inc.	42,641
2,062	Progressive Corp./The	40,266
755	Prudential Financial, Inc.	41,176
5,864	Regions Financial Corp.	40,814
5,066	SLM Corp.	79,792
975	State Street Corp.	40,539
3,273	SunTrust Banks, Inc.	82,382
1,340	T. Rowe Price Group, Inc.	82,301
815	Torchmark Corp.	41,698
638	Travelers Cos., Inc./The	41,278
1,234	U.S. Bancorp	41,221
2,126	Unum Group	41,483
1,204	Wells Fargo & Co.	40,967
1,735	Weyerhaeuser Co.	43,212
1,773	XL Group PLC	40,994
2,153	Zions Bancorp.	41,439

		3,552,671

Health Care—10.7%
858	Abbott Laboratories	56,207
2,998	Aetna, Inc.	115,145
2,774	Agilent Technologies, Inc.	103,070
1,312	Allergan, Inc.	113,015
1,439	AmerisourceBergen Corp.	55,445
682	Amgen, Inc.	57,264
951	Baxter International, Inc.	55,817
742	Becton, Dickinson & Co.	56,342
391	Biogen Idec, Inc.*	57,258
20,453	Boston Scientific Corp.*	110,446
3,552	Bristol-Myers Squibb Co.	117,252
1,139	C.R. Bard, Inc.	111,700
1,395	Cardinal Health, Inc.	55,171
2,248	CareFusion Corp.*	59,058
1,575	Celgene Corp.*	113,453
1,583	Cerner Corp.*	115,749
1,268	CIGNA Corp.	58,014
3,470	Coventry Health Care, Inc.	144,475
1,961	Covidien PLC	109,920
1,164	DaVita, Inc.*	113,183
1,442	DENTSPLY International, Inc.	52,288
1,149	Edwards LifeSciences Corp.*	117,370
1,304	Eli Lilly & Co.	58,577
1,822	Express Scripts Holding Co.*	114,090
1,665	Forest Laboratories, Inc.*	57,755
1,986	Gilead Sciences, Inc.*	114,575

See accompanying notes which are an integral part of these schedule of investments.

3,310	Hospira, Inc.*	111,159
834	Humana, Inc.	58,467
223	Intuitive Surgical, Inc.*	109,469
816	Johnson & Johnson	55,037
629	Laboratory Corp. of America Holdings*	55,292
2,385	Life Technologies Corp.*	113,811
1,269	McKesson Corp.	110,520
1,392	Medtronic, Inc.	56,589
2,520	Merck & Co., Inc.	108,478
2,401	Mylan, Inc.*	56,598
1,608	Patterson Cos., Inc.	54,638
4,034	PerkinElmer, Inc.	110,134
976	Perrigo Co.	107,382
4,705	Pfizer, Inc.	112,256
930	Quest Diagnostics, Inc.	56,266
2,948	St. Jude Medical, Inc.	111,310
1,055	Stryker Corp.	56,199
10,697	Tenet Healthcare Corp.*	55,520
1,968	Thermo Fisher Scientific, Inc.	112,881
1,070	UnitedHealth Group, Inc.	58,104
983	Varian Medical Systems, Inc.*	57,802
709	Waters Corp.*	56,847
910	Watson Pharmaceutical, Inc.*	74,023
984	WellPoint, Inc.	58,911
1,832	Zimmer Holdings, Inc.	113,182

		4,323,514

Industrials—11.1%
560	3M Co.	51,877
1,641	Avery Dennison Corp.	51,245
697	Boeing Co./The	49,732
1,111	BorgWarner, Inc.*	76,421
2,387	Caterpillar, Inc.	203,678
958	CH Robinson Worldwide, Inc.	54,249
1,273	Cintas Corp.	51,463
703	Cooper Industries PLC	51,420
4,694	CSX Corp.	105,427
1,080	Cummins, Inc.	104,862
975	Danaher Corp.	52,253
1,359	Deere & Co.	102,060
916	Dover Corp.	52,945
662	Dun & Bradstreet Corp.	53,554
1,139	Eaton Corp.	50,946
1,020	Emerson Electric Co.	51,739
1,107	Equifax, Inc.	50,699
3,582	Expeditors International of Washington, Inc.	131,120
2,585	Fastenal Co.	111,380
1,236	FedEx Corp.	108,283
402	Flowserve Corp.	51,302
2,022	Fluor Corp.	104,141
815	General Dynamics Corp.	53,408
5,141	General Electric Co.	106,461
872	Honeywell International, Inc.	50,950
902	Illinois Tool Works, Inc.	53,491
2,415	Ingersoll-Rand PLC	112,922
3,223	Iron Mountain, Inc.	105,698
1,293	Jacobs Engineering Group, Inc.*	51,129
906	Joy Global, Inc.	48,365
1,542	L-3 Communications Holdings, Inc.	108,311
566	Lockheed Martin Corp.	51,629
3,957	Masco Corp.	56,032
696	Norfolk Southern Corp.	50,456
757	Northrop Grumman Corp.	50,624
1,260	PACCAR, Inc.	50,304
1,956	Pall Corp.	108,552
625	Parker Hannifin Corp.	50,007
3,767	Pitney Bowes, Inc.	50,330
670	Precision Castparts Corp.	107,902
2,099	Quanta Services, Inc.*	50,387
4,064	R.R. Donnelley & Sons Co.	44,621

938	Raytheon Co.	53,026
3,760	Republic Services, Inc.	103,955
1,850	Robert Half International, Inc.	48,658
1,024	Rockwell Collins, Inc.	50,038
721	Rockwell International Corp.	51,921
494	Roper Industries, Inc.	50,795
1,267	Ryder System, Inc.	50,710
752	Snap-on, Inc.	52,222
11,946	Southwest Airlines Co.	106,798
1,584	Stanley Black & Decker, Inc.	104,228
573	Stericycle, Inc.*	52,480
4,016	Textron, Inc.	107,320
910	Tyco International Ltd.	51,326
888	Union Pacific Corp.	107,811
2,424	United Parcel Service, Inc., Class B	178,927
668	United Technologies Corp.	53,313
251	W.W. Grainger, Inc.	51,652
1,473	Waste Management, Inc.	50,948
2,110	Xylem, Inc.	51,252

		4,459,755

Information Technology—9.4%
1,342	Accenture PLC, Class A	82,647
2,555	Adobe Systems, Inc.*	79,909
5,841	Advanced Micro Devices, Inc.*	21,730
2,304	Akamai Technologies, Inc.*	86,434
2,243	Altera Corp.	83,716
417	Amphenol Corp., Class A	25,355
2,051	Analog Devices, Inc.	81,524
160	Apple, Inc.*	106,351
6,921	Applied Materials, Inc.	80,907
2,371	Autodesk, Inc.*	73,629
447	Automatic Data Processing, Inc.	25,980
614	BMC Software, Inc.*	25,403
750	Broadcom Corp., Class A*	26,658
1,003	CA, Inc.	26,120
1,444	Cisco Systems, Inc.	27,549
1,085	Citrix Systems, Inc.*	84,296
1,270	Cognizant Technology Solutions Corp., Class A*	81,622
2,663	Computer Sciences Corp.	85,785
7,111	Corning, Inc.	85,265
6,697	Dell, Inc.	70,925
1,851	eBay, Inc.*	87,844
1,955	Electronic Arts, Inc.*	26,061
951	EMC Corp.*	25,014
819	F5 Networks, Inc.*	79,886
2,669	Fidelity National Information Services, Inc.	84,063
1,169	First Solar, Inc.*	23,367
1,168	Fiserv, Inc.*	83,311
3,924	FLIR Systems, Inc.	77,689
138	Google, Inc., Class A*	94,209
1,807	Harris Corp.	84,993
1,319	Hewlett-Packard Co.	22,262
960	Intel Corp.	23,833
129	International Business Machines Corp.	25,182
432	Intuit, Inc.	25,311
3,667	Jabil Circuit, Inc.	83,540
2,376	JDS Uniphase Corp.*	26,585
1,314	Juniper Networks, Inc.*	22,922
483	KLA-Tencor Corp.	24,772
717	Lam Research Corp.*	24,460
1,324	Lexmark International, Inc., Class A	28,746
780	Linear Technology Corp.	25,758
3,384	LSI Corp.*	26,365
194	MasterCard, Inc., Class A	82,163
731	Microchip Technology, Inc.	25,400

See accompanying notes which are an integral part of these schedule of investments.

3,783	Micron Technology, Inc.*	23,492
839	Microsoft Corp.	25,871
987	Molex, Inc.	26,203
537	Motorola Solutions, Inc.	25,591
794	NetApp, Inc.*	27,394
5,635	NVIDIA Corp.*	79,057
819	Oracle Corp.	25,912
787	Paychex, Inc.	26,167
1,331	QUALCOMM, Inc.	81,828
443	Red Hat, Inc.*	24,845
2,100	SAIC, Inc.	25,647
577	Salesforce.com, Inc.*	83,823
2,005	SanDisk Corp.*	82,666
4,748	Symantec Corp.*	84,659
2,339	TE Connectivity Ltd.	82,280
333	Teradata Corp.*	25,419
5,335	Teradyne, Inc.*	83,327
2,809	Texas Instruments, Inc.	81,577
1,060	Total System Services, Inc.	24,570
1,744	VeriSign, Inc.*	83,174
643	Visa, Inc., Class A	82,403
1,880	Western Digital Corp.*	78,602
1,424	Western Union Co./The	25,085
11,461	Xerox Corp.	84,464
749	Xilinx, Inc.	25,393
5,398	Yahoo!, Inc.*	79,083

		3,794,073

Materials—10.5%
2,566	Air Products & Chemicals, Inc.	211,920
1,157	Airgas, Inc.	96,117
10,967	Alcoa, Inc.	93,881
2,975	Allegheny Technologies, Inc.	88,192
5,067	Ball Corp.	213,667
6,980	Bemis Co., Inc.	211,203
1,018	CF Industries Holdings, Inc.	210,730
4,906	Cliffs Natural Resources, Inc.	175,819
3,228	Dow Chemical Co./The	94,626
4,230	Du Pont (E.I.) de Nemours & Co.	210,419
3,913	Eastman Chemical Co.	216,220
1,505	Ecolab, Inc.	96,363
3,942	FMC Corp.	214,152
5,909	Freeport-McMoRan Copper & Gold, Inc., Class B	213,372
1,582	International Flavors & Fragrances, Inc.	95,744
2,949	International Paper Co.	101,911
3,496	MeadWestvaco Corp.	100,532
2,430	Monsanto Co.	211,714
1,656	Mosaic Co./The	95,916
2,045	Newmont Mining Corp.	103,631
2,397	Nucor Corp.	90,244
11,600	Owens-Illinois, Inc.*	202,774
869	PPG Industries, Inc.	95,565
1,976	Praxair, Inc.	208,466
6,874	Sealed Air Corp.	98,096
685	Sherwin-Williams Co./The	98,036
1,333	Sigma-Aldrich Corp.	94,649
7,487	Titanium Metals Corp.	91,636
4,101	United States Steel Corp.	79,756
2,438	Vulcan Materials Co.	94,871

		4,210,222

Real Estate Investment Trusts—1.7%
1,570	Apartment Investment & Management Co., Class A	41,567
292	AvalonBay Communities, Inc.	41,269
368	Boston Properties, Inc.	41,257
675	Equity Residential	40,792
1,781	HCP, Inc.	81,679
693	Health Care REIT, Inc.	40,505
2,676	Host Hotels & Resorts, Inc.	40,945
2,089	Kimco Realty Corp.	42,444

1,013	Plum Creek Timber Co., Inc.	41,478
1,226	ProLogis, Inc.	41,884
564	Public Storage, Inc.	82,101
515	Simon Property Group, Inc.	81,763
635	Ventas, Inc.	41,613
513	Vornado Realty Trust	41,618

		700,915

Telecommunication Services—1.5%
1,147	American Tower Corp., Class A	80,718
2,200	AT&T, Inc.	80,596
1,924	CenturyLink, Inc.	81,320
1,323	Crown Castle International Corp.*	83,975
5,518	Frontier Communications Corp.	25,491
2,878	MetroPCS Communications, Inc.*	28,002
5,278	Sprint Nextel Corp.*	25,597
2,865	Verizon Communications, Inc.	123,018
8,750	Windstream Corp.	86,359

		615,076

Utilities—10.7%
11,400	AES Corp./The*	129,843
3,282	AGL Resources, Inc.	130,144
3,904	Ameren Corp.	127,726
3,053	American Electric Power Co., Inc.	131,265
6,347	CenterPoint Energy, Inc.	129,416
5,601	CMS Energy Corp.	129,217
2,098	Consolidated Edison, Inc.	127,195
2,485	Dominion Resources, Inc., Class A	130,397
2,212	DTE Energy Co.	129,155
3,930	Duke Energy Corp.	254,610
2,983	Edison International	130,647
1,870	Entergy Corp.	127,279
3,458	Exelon Corp.	126,098
2,895	FirstEnergy Corp.	126,507
2,266	Integrys Energy Group, Inc.	122,319
1,919	NextEra Energy, Inc.	129,194
5,370	NiSource, Inc.	130,695
3,418	Northeast Utilities	128,739
6,467	NRG Energy, Inc.*	137,999
7,032	Oneok, Inc.	313,146
6,838	Pepco Holdings, Inc.	132,048
2,959	PG&E Corp.	128,461
2,514	Pinnacle West Capital Corp.	129,128
4,517	PPL Corp.	132,478
4,125	Public Service Enterprise Group, Inc.	130,598
2,755	SCANA Corp.	130,476
1,946	Sempra Energy	128,823
2,859	Southern Co.	129,592
7,505	TECO Energy, Inc.	130,281
3,407	Wisconsin Energy Corp.	129,334
4,641	Xcel Energy, Inc.	129,429

		4,322,239

Total Common Stocks(Cost $37,548,330)		38,906,042

Exchange-Traded Funds—0.7%

3,300	ProShares UltraPro S&P 500 Fund*	277,398

Total Exchange-Traded Funds(Cost $227,464)		277,398

Cash Equivalents—2.6%

410	FOLIOfn Investment Cash Account, 0.010% (a)	410

1,074,415	FOLIOfn Investment Sweep Account, 0.010% (a)	1,074,415

Total Cash Equivalents(Cost $1,074,825)		1,074,825

Total Investments (Cost $38,850,619)—99.8%		40,258,265

Other Assets in Excess of Liabilities—0.2%		60,642

Net Assets—100.0%		$40,318,907

(a)	Rate disclosed is the annual percentage yield as of August 31, 2012.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedule of investments.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments (Unaudited)

August 31, 2012

Shares		Value
Common Stocks—95.0%

Consumer Discretionary—10.7%
1,811	Aaron's, Inc.	$54,106
770	Advance Auto Parts, Inc.	54,742
1,959	Aeropostale, Inc.*	27,292
598	AMC Networks, Inc., Class A*	23,544
2,520	American Eagle Outfitters, Inc.	56,055
1,866	American Greetings Corp., Class A	26,851
1,909	ANN, Inc.*	67,934
2,923	Ascena Retail Group, Inc.*	57,879
608	Bally Technologies, Inc.*	26,934
1,838	Barnes & Noble, Inc.*	21,996
1,383	Bob Evans Farms, Inc.	54,407
742	Brinker International, Inc.	25,580
500	Carter's, Inc.*	27,827
1,620	Cheesecake Factory, Inc./The*	53,812
3,386	Chico's FAS, Inc.	64,124
1,195	Collective Brands, Inc.*	25,870
594	Deckers Outdoor Corp.*	29,411
1,055	Dick's Sporting Goods, Inc.	52,477
3	Dillard's, Inc., Class A	225
500	Dollar Tree, Inc.*	24,093
5	Domino's Pizza, Inc.*	177
1,425	DreamWorks Animation SKG, Inc., Class A*	24,184
1,557	Foot Locker, Inc.	53,828
621	Fossil, Inc.*	52,765
1,480	Gentex Corp.	25,922
1,694	Guess?, Inc.	44,138
802	Hanesbrands, Inc.*	26,021
599	HSN, Inc.	26,984
1,023	International Speedway Corp., Class A	27,222
1,577	ITT Educational Services, Inc.*	50,479
1,113	John Wiley & Sons, Inc., Class A	54,936
2,409	KB Home	26,601
1,632	Lamar Advertising Co.*	54,058
554	Life Time Fitness, Inc.*	26,306
1,385	LKQ Corp.*	52,270
866	Matthews International Corp., Class A	25,908
788	MDC Holdings, Inc.	27,345
760	Meredith Corp.	24,750
358	Mohawk Industries, Inc.*	25,776
2,998	New York Times Co./The, Class A*	27,554
31	NVR, Inc.*	25,711
15,885	Office Depot, Inc.*	24,305
167	Panera Bread Co., Class A*	25,791
785	PetSmart, Inc.	55,702
718	Polaris Industries, Inc.	53,989
311	PVH Corp.	29,171
—	RadioShack Corp. (a)	1
1,484	Regis Corp.	26,734
717	Rent-A-Center, Inc.	25,297
2,378	Saks, Inc.*	27,938
838	Scholastic Corp.	25,616
3,870	Scientific Games Corp., Class A*	28,371
1,995	Service Corp. International	26,016
1,147	Signet Jewelers Ltd.	52,582
823	Sotheby’s	25,713
733	Strayer Education, Inc.	47,514
797	Thor Industries, Inc.	25,060
844	Toll Brothers, Inc.*	27,626
284	Tractor Supply Co.	27,107

985	Tupperware Brands Corp.	52,691
457	Under Armour, Inc., Class A*	26,602
2,224	Valassis Communications, Inc.*	55,764
555	Warnaco Group, Inc./The*	28,536
5,720	Wendy's Co./The	24,424
720	Williams-Sonoma, Inc.	29,523
1,641	WMS Industries, Inc.*	26,136

		2,276,303

Consumer Staples—10.8%
5,062	Church & Dwight Co., Inc.	277,074
1,961	Energizer Holdings, Inc.	135,112
12,537	Flowers Foods, Inc.	258,897
5,423	Green Mountain Coffee Roasters, Inc.*	131,843
6,493	Harris Teeter Supermarkets, Inc.	253,666
2,495	Ingredion, Inc.	134,309
3,796	Lancaster Colony Corp.	274,992
4,906	Monster Beverage Corp.*	289,083
2,031	Ralcorp Holding, Inc.*	144,109
6,945	Smithfield Foods, Inc.*	134,187
5,357	Tootsie Roll Industries, Inc.	135,906
2,831	Universal Corp.	134,292

		2,303,470

Energy—10.3%
18,187	Arch Coal, Inc.	111,122
2,997	Atwood Oceanics, Inc.*	138,693
2,340	Bill Barrett Corp.*	51,320
2,035	CARBO Ceramics, Inc.	143,246
2,175	Cimarex Energy Co.	124,434
2,851	Comstock Resources, Inc.*	47,011
2,753	Dresser-Rand Group, Inc.*	139,371
1,895	Dril-Quip, Inc.*	132,715
2,603	Energen Corp.	132,900
1,139	Energy Transfer Equity LP (b)	50,040
6,311	Forest Oil Corp.*	46,764
2,602	Helix Energy Solutions Group, Inc.*	45,856
3,478	HollyFrontier Corp.	140,145
2,868	Northern Oil and Gas, Inc.*	46,867
883	Oceaneering International, Inc.	47,288
1,721	Oil States International, Inc.*	134,623
254,071	Patriot Coal Corp.*	39,381
8,205	Patterson-UTI Energy, Inc.	124,629
1,171	Plains Exploration & Production Co.*	46,060
10,239	Quicksilver Resources, Inc.*	34,813
1,018	SM Energy Co.	48,071
6,079	Superior Energy Services, Inc.*	126,269
2,737	Tidewater, Inc.	129,822
1,163	Unit Corp.*	46,268
1,360	World Fuel Services Corp.	50,606

		2,178,314

Financials—7.4%
400	Affiliated Managers Group, Inc.*	47,048
610	American Financial Group, Inc.	22,905
2,993	Apollo Investment Corp.	24,000
1,322	Arthur J Gallagher & Co.	47,234
793	Aspen Insurance Holdings Ltd.	23,070
1,788	Associated Banc-Corp.	23,167
4,687	Astoria Financial Corp.	47,194
1,569	BancorpSouth, Inc.	23,122
992	Bank of Hawaii Corp.	45,856
915	Brown & Brown, Inc.	24,020
1,388	Cathay General Bancorp	22,722
1,582	CBOE Holdings, Inc.	44,996
452	City National Corp.	23,221
1,171	Commerce Bancshares, Inc.	47,092
403	Cullen/Frost Bankers, Inc.	22,430
1,046	East West Bancorp, Inc.	22,946
1,690	Eaton Vance Corp.	45,784

See accompanying notes which are an integral part of these schedule of investments.

218	Everest Re Group Ltd.	22,578
1,203	Fidelity National Financial, Inc., Class A	22,656
1,210	First American Financial Corp.	23,313
2,787	First Niagara Financial Group, Inc.	21,989
1,419	FirstMerit Corp.	22,269
2,342	Fulton Financial Corp.	22,788
1,140	Greenhill & Co., Inc.	49,747
737	Hancock Holding Co.	21,857
641	Hanover Insurance Group, Inc.	22,882
701	HCC Insurance Holdings, Inc.	23,189
1,267	International Bancshares Corp.	23,127
2,963	Janus Capital Group, Inc.	25,835
1,708	Jefferies Group, Inc.	25,092
322	Jones Lang LaSalle, Inc.	23,251
731	Kemper Corp.	22,362
611	Mercury General Corp.	23,404
1,300	MSCI, Inc., Class A*	45,605
3,516	New York Community Bancorp, Inc.	46,619
2,605	Old Republic International Corp.	22,483
562	Prosperity Bancshares, Inc.	23,664
776	Protective Life Corp.	21,913
653	Raymond James Financial, Inc.	23,000
402	Reinsurance Group of America, Inc.	23,622
2,158	SEI Investments Co.	46,944
354	Signature Bank*	22,894
718	StanCorp Financial Group, Inc.	22,404
399	SVB Financial Group*	23,142
11,466	Synovus Financial Corp.	23,848
2,197	TCF Financial Corp.	24,427
946	Trustmark Corp.	22,407
4,827	Valley National Bancorp	46,824
1,560	Waddell & Reed Financial, Inc., Class A	46,187
2,834	Washington Federal, Inc.	45,633
1,071	Webster Financial Corp.	22,797
1,002	Westamerica Bancorp	46,648
614	WR Berkley Corp.	22,944

		1,577,151

Health Care—10.5%
8,019	Allscripts Healthcare Solutions, Inc.*	84,197
1,009	AMERIGROUP Corp.*	91,731
439	Bio-Rad Laboratories, Inc., Class A*	44,019
500	Catamaran Corp.*	43,559
1,238	Charles River Laboratories International, Inc.*	44,956
1,838	Community Health Systems, Inc.*	49,703
1,165	Cooper Cos., Inc./The	97,702
946	Covance, Inc.*	45,197
2,826	Endo Pharmaceuticals Holdings, Inc.*	89,928
6,661	Health Management Associates, Inc.*	51,025
2,212	Health Net, Inc.*	51,435
1,183	Henry Schein, Inc.*	90,848
1,714	Hill-Rom Holdings, Inc.	47,529
1,294	HMS Holdings Corp.*	44,587
2,333	Hologic, Inc.*	45,797
994	IDEXX Laboratories, Inc.*	94,529
2,366	LifePoint Hospitals, Inc.*	95,617
4,166	Masimo Corp.*	91,993
2,829	Medicis Pharmaceutical Corp., Class A	89,297
672	Mednax, Inc.*	46,527
273	Mettler-Toledo International, Inc.*	44,995
2,858	Omnicare, Inc.	92,558
10	Orthofix International NV*	423

1,643	Owens & Minor, Inc.	45,999
331	Regeneron Pharmaceuticals, Inc.*	49,044
2,530	ResMed, Inc.*	95,039
1,348	STERIS Corp.	46,146
676	Techne Corp.	46,357
722	Teleflex, Inc.	47,688
2,860	Thoratec Corp.*	96,910
1,652	United Therapeutics Corp.*	89,423
2,292	Universal Health Services, Inc., Class B	91,569
2,468	VCA Antech, Inc.*	47,734
897	Vertex Pharmaceuticals, Inc.*	47,840
804	WellCare Health Plans, Inc.*	45,576

		2,227,477

Industrials—10.6%
377	Acuity Brands, Inc.	24,189
1,230	AECOM Technology Corp.*	23,847
993	AGCO Corp.*	41,809
687	Alaska Air Group, Inc.*	23,041
454	Alliant Techsystems, Inc.	22,260
1,370	AMETEK, Inc.	47,018
598	BE Aerospace, Inc.*	24,074
1,036	Brink's Co./The	23,060
866	Carlisle Cos., Inc.	45,301
494	CLARCOR, Inc.	23,776
428	Clean Harbors, Inc.*	23,284
778	Con-way, Inc.	23,567
1,776	Copart, Inc.*	47,426
1,145	Corporate Executive Board Co./The	53,322
1,380	Corrections Corp. of America	45,953
583	Crane Co.	22,158
830	Deluxe Corp.	23,561
1,298	Donaldson Co., Inc.	45,811
824	Esterline Technologies Corp.*	49,279
2,161	Exelis, Inc.	21,829
1,045	Fortune Brands Home & Security, Inc.*	26,656
1,772	FTI Consulting, Inc.*	46,086
714	Gardner Denver, Inc.	43,040
566	GATX Corp.	23,296
841	General Cable Corp.*	22,769
890	Graco, Inc.	43,976
903	Granite Construction, Inc.	24,904
1,141	Harsco Corp.	23,263
1,254	Herman Miller, Inc.	24,522
1,658	HNI Corp.	45,962
550	Hubbell, Inc., Class B	44,484
1,042	Huntington Ingalls Industries, Inc.*	41,763
595	IDEX Corp.	23,706
1,145	ITT Corp.	22,792
431	JB Hunt Transport Services, Inc.	22,628
1	JetBlue Airways Corp.*	4
323	Kansas City Southern	25,008
1,620	KBR, Inc.	43,875
633	Kennametal, Inc.	23,315
439	Kirby Corp.*	23,099
1,706	Korn/Ferry International*	24,400
918	Landstar System, Inc.	43,375
517	Lennox International, Inc.	24,572
1,076	Lincoln Electric Holdings, Inc.	44,390
631	Manpower, Inc.	23,408
903	Matson, Inc.	20,481
1,281	Mine Safety Appliances Co.	44,666
647	MSC Industrial Direct Co., Inc., Class A	44,837
819	Nordson Corp.	48,191
1,838	Oshkosh Corp.*	46,580
1,035	Pentair, Inc.	43,996
654	Regal-Beloit Corp.	44,481
1,878	Rollins, Inc.	43,710

See accompanying notes which are an integral part of these schedule of investments.

583	Shaw Group, Inc./The*	24,512
691	SPX Corp.	44,180
1,085	Terex Corp.*	23,945
575	Timken Co.	23,107
758	Towers Watson & Co., Class A	41,180
819	Trinity Industries, Inc.	23,212
374	Triumph Group, Inc.	22,203
733	United Rentals, Inc.*	23,692
1,175	URS Corp.	42,798
3,268	UTi Worldwide, Inc.	44,865
349	Valmont Industries, Inc.	44,177
301	Wabtec Corp.	23,545
1,486	Waste Connections, Inc.	43,020
334	Watsco, Inc.	25,230
1,018	Werner Enterprises, Inc.	22,646
663	Woodward, Inc.	23,143

		2,242,255

Information Technology—10.3%
496	ACI Worldwide, Inc.*	21,502
2,747	Acxiom Corp.*	46,872
2,075	ADTRAN, Inc.	42,098
1,987	Advent Software, Inc.*	47,207
340	Alliance Data Systems Corp.*	46,787
680	ANSYS, Inc.*	47,400
655	AOL, Inc.*	22,050
624	Arrow Electronics, Inc.*	22,605
7,660	Atmel Corp.*	45,426
719	Avnet, Inc.*	23,169
1,035	Broadridge Financial Solutions, Inc.	24,499
1,789	Cadence Design Systems, Inc.*	23,615
1,257	Ciena Corp.*	17,180
2,350	Compuware Corp.*	23,501
653	Concur Technologies, Inc.*	47,305
1,422	Convergys Corp.*	22,056
950	CoreLogic, Inc.*	23,363
806	Cree, Inc.*	22,719
1,898	Cypress Semiconductor Corp.	22,032
671	Diebold, Inc.	21,854
442	DST Systems, Inc.	22,493
124	Equinix, Inc.*	24,510
481	Factset Research Systems, Inc.	44,390
1,028	Fair Isaac Corp.	43,892
2,948	Fairchild Semiconductor International, Inc.*	42,810
917	Gartner, Inc.*	45,294
525	Global Payments, Inc.	21,872
1,420	Informatica Corp.*	46,278
2,849	Ingram Micro, Inc., Class A*	43,508
4,014	Integrated Device Technology, Inc.*	21,357
1,242	International Rectifier Corp.*	21,618
2,505	Intersil Corp., Class A	22,120
1,032	Itron, Inc.*	44,757
630	Jack Henry & Associates, Inc.	23,287
1,277	Lam Research Corp.*	43,590
861	Lender Processing Services, Inc.	24,156
1,017	Mantech International Corp., Class A	22,773
9,033	MEMC Electronic Materials, Inc.*	24,210
2,902	Mentor Graphics Corp.*	47,965
460	MICROS Systems, Inc.*	23,320
6,790	Monster Worldwide, Inc.*	47,330
858	National Instruments Corp.	22,106
1,805	NCR Corp.*	40,417
1,257	NeuStar, Inc., Class A*	47,215
1,000	Parametric Technology Corp.*	21,244
1,226	Plantronics, Inc.	43,730
4,670	Polycom, Inc.*	48,665
1,887	QLogic Corp.*	22,962
802	Quest Software, Inc.*	22,424

830	Rackspace Hosting, Inc.*	49,801
6,200	RF Micro Devices, Inc.*	23,251
2,308	Riverbed Technology, Inc.*	46,135
3,057	Rovi Corp.*	46,889
903	Semtech Corp.*	22,147
574	Silicon Laboratories, Inc.*	21,956
774	Skyworks Solutions, Inc.*	23,565
1,056	Solera Holdings, Inc.	43,440
1,468	Synopsys, Inc.*	48,492
912	Tech Data Corp.*	44,323
6,708	Tellabs, Inc.	23,814
797	TIBCO Software, Inc.*	23,836
979	Trimble Navigation Ltd.*	48,003
1,393	ValueClick, Inc.*	22,646
1,305	VeriFone Systems, Inc.*	45,338
4,432	Vishay Intertechnology, Inc.*	42,366
635	Zebra Technologies Corp., Class A*	23,663

		2,183,198

Materials—10.5%
1,891	Albemarle Corp.	103,516
1,160	AptarGroup, Inc.	58,750
810	Ashland, Inc.	59,606
1,543	Cabot Corp.	53,729
1,138	Carpenter Technology Corp.	53,802
4,234	Commercial Metals Co.	53,945
1,596	Compass Minerals International, Inc.	114,658
1,791	Cytec Industries, Inc.	122,640
1,543	Domtar Corp.	111,762
1,318	Greif, Inc., Class A	58,633
5,218	Intrepid Potash, Inc.*	117,029
4,801	Louisiana-Pacific Corp.*	64,429
739	Martin Marietta Materials, Inc.	56,475
1,749	Minerals Technologies, Inc.	118,578
233	NewMarket Corp.	57,386
2,757	Olin Corp.	59,091
3,664	Packaging Corp. of America	117,326
1,086	Reliance Steel & Aluminum Co.	55,842
1,803	Rock-Tenn Co., Class A	120,379
2,133	RPM International, Inc.	58,476
1,375	Scotts Miracle-Gro Co., Class A	57,257
3,163	Sensient Technologies Corp.	113,401
2,825	Silgan Holdings, Inc.	118,439
1,887	Sonoco Products Co.	57,711
8,711	Steel Dynamics, Inc.	106,445
2,184	Valspar Corp.	116,477
2,586	Worthington Industries, Inc.	54,042

		2,239,824

Real Estate Investment Trusts—3.3%
317	Alexandria Real Estate Equities, Inc.	23,458
502	American Campus Communities, Inc.	23,411
465	BRE Properties, Inc.	23,216
344	Camden Property Trust	23,875
1,003	Corporate Office Properties Trust	22,431
1,586	Duke Realty Corp.	22,992
1,066	Equity One, Inc.	22,597
150	Essex Property Trust, Inc.	22,746
216	Federal Realty Investment Trust	23,359
686	Highwoods Properties, Inc.	22,359
359	Home Properties, Inc.	22,953
1,966	Hospitality Properties Trust	47,310
626	Liberty Property Trust	23,094
395	Macerich Co./The	23,547
1,723	Mack-Cali Realty Corp.	46,006
776	National Retail Properties, Inc.	24,098
1,951	Omega Healthcare Investors, Inc.	46,871
677	Potlatch Corp.	24,407
482	Rayonier, Inc.	23,597
561	Realty Income Corp.	23,616
958	Regency Centers Corp.	46,965

See accompanying notes which are an integral part of these schedule of investments.

1,035	Senior Housing Properties Trust	22,905
278	SL Green Realty Corp.	22,446
287	Taubman Centers, Inc.	22,943
902	UDR, Inc.	22,786
831	Weingarten Realty Investors	23,206

		697,194

Telecommunication Services—0.3%
934	Telephone & Data Systems, Inc.	22,905
1,878	TW Telecom, Inc.*	47,225

		70,130

Utilities—10.3%
2,578	Alliant Energy Corp.	113,654
4,614	Aqua America, Inc.	115,354
3,221	Atmos Energy Corp.	112,532
3,746	Black Hills Corp.	128,103
2,817	Cleco Corp.	115,280
5,351	Great Plains Energy, Inc.	114,093
4,178	Hawaiian Electric Industries, Inc.	110,832
2,800	IDACORP, Inc.	116,071
5,333	MDU Resources Group, Inc.	114,936
2,284	National Fuel Gas Co.	113,949
3,001	Northeast Utilities	113,064
6,487	NV Energy, Inc.	113,789
2,157	OGE Energy Corp.	116,596
10	Oneok, Inc.	445
5,767	PNM Resources, Inc.	118,629
5,762	Questar Corp.	113,790
3,862	UGI Corp.	117,708
3,992	Vectren Corp.	112,621
3,891	Westar Energy, Inc.	113,320
2,925	WGL Holdings, Inc.	114,183

		2,188,949

Total Common Stocks(Cost $19,277,181)		20,184,265

Exchange-Traded Funds—0.9%

3,005	ProShares Ultra MidCap400 Fund*	202,206

Total Exchange-Traded Funds (Cost $177,014)		202,206

Cash Equivalents—4.0%

845,545	FOLIOfn Investment Sweep Account, 0.010% (c)	845,545

Total Cash Equivalents(Cost $845,545)		845,545

Total Investments (Cost $20,299,740) — 99.9%		21,232,016

Other Assets in Excess of Liabilities — 0.1%		18,276

Net Assets—100.0%		$21,250,292

(a)	Shares round to less than a half of share.
(b)	Master Limited Partnership
(c)	Rate disclosed is the annual percentage yield as of August 31, 2012
*	Non-income producing security.

See accompanying notes which are an integral part of these schedule of investments.

Cloud Capital Funds

Related Notes to the Schedules of Investments

August 31, 2012

(Unaudited)

Security Transactions and Related Income—The Cloud Capital Funds (“Funds”) follow industry practice and records security transactions on the trade date. The first in, first out (“FIFO”) method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Funds own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Funds, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Cloud Capital Funds

Related Notes to the Schedules of Investments—continued

August 31, 2012

(Unaudited)

In accordance with the Trust’s good faith pricing guidelines, the Funds are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by each Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in each Funds opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2012:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Cloud Capital Strategic Large Cap Fund
Common Stocks
Consumer Discretionary	$4,181,244	$—	$—	$4,181,244
Consumer Staples	4,519,801	—	—	4,519,801
Energy	4,226,532	—	—	4,226,532
Financials	3,552,671	—	—	3,552,671
Health Care	4,323,514	—	—	4,323,514
Industrials	4,459,755	—	—	4,459,755
Information Technology	3,794,073	—	—	3,794,073
Materials	4,210,222	—	—	4,210,222
Real Estate Investment Trusts	700,915	—	—	700,915
Telecommunication Services	615,076	—	—	615,076
Utilities	4,322,239	—	—	4,322,239
Exchange-Traded Funds	277,398	—	—	277,398
Cash Equivalents	1,074,825	—	—	1,074,825

Total	40,258,265	—	—	40,258,265

Cloud Capital Strategic Mid Cap Fund
Common Stocks
Consumer Discretionary	2,276,303	—	—	2,276,303
Consumer Staples	2,303,470	—	—	2,303,470
Energy	2,178,314	—	—	2,178,314
Financials	1,577,151	—	—	1,577,151
Health Care	2,227,477	—	—	2,227,477
Industrials	2,242,255	—	—	2,242,255
Information Technology	2,183,198	—	—	2,183,198
Materials	2,239,824	—	—	2,239,824
Real Estate Investment Trusts	697,194	—	—	697,194
Telecommunication Services	70,130	—	—	70,130
Utilities	2,188,949	—	—	2,188,949
Exchange-Traded Funds	202,206	—	—	202,206
Cash Equivalents	845,545	—	—	845,545

Total	21,232,016	—	—	21,232,016

Cloud Capital Funds

Related Notes to the Schedules of Investments—continued

August 31, 2012

(Unaudited)

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities in included for this reporting period. The Funds did hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels for the reporting period ended August 31, 2012.

At August 31, 2012, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cloud Capital Strategic Large Cap Fund	$40,124,990	$2,648,694	$(2,515,419)	$133,275
Cloud Capital Strategic Mid Cap Fund	21,660,211	1,708,751	(2,136,946)	(428,195)

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of October 30, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant             Valued Advisers Trust

By /s/ R. Jeffrey Young

      R. Jeffrey Young, President and Principal Executive Officer

Date     10/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jeffrey Young

      R. Jeffrey Young, President and Principal Executive Officer

Date     10/30/12

By /s/ William J. Murphy

      William J. Murphy, Treasurer and Principal Financial Officer

Date     10/30/12